Share-Based Payments (Details Narrative)		12 Months Ended
	Nov. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($) shares Integer	Jun. 30, 2025 AUD ($) shares Integer $ / shares	Jun. 30, 2024 AUD ($) shares $ / shares	Jun. 30, 2023 AUD ($) shares $ / shares		Dec. 31, 2024 shares	Jun. 30, 2022 shares
IfrsStatementLineItems [Line Items]
Number of options issued		34,194,000	34,194,000	216	31,272,343	[1]
Share-based payment expense | $			$ (1,261,489)	$ 335,669	$ 780,235
Weighted average year remaining contractual life		3 years 3 months 14 days	3 years 3 months 14 days	10 months 6 days	1 year 6 months 3 days
Weighted average exercise price | $ / shares			$ 0.51	$ 1.12	$ 1.08
Average price | $ / shares			$ 0.26	$ 0.26	$ 0.61
Number of shares issued			322,997,417	215,056,881	210,889,961		6,600,000
Performance rights [Member]
IfrsStatementLineItems [Line Items]
Share-based payment expense | $				$ (463,129)	$ 300,076
Number of shares issued								24,000,000
Number of shares issued post-consolidation								2,400,000
Performance rights granted [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense | $				$ 463,129	$ 300,076
Share price of granted | $ / shares			$ 1.30	$ 1.30	$ 1.30
Director options [member]
IfrsStatementLineItems [Line Items]
Recognized in		Profit & Loss	Profit & Loss
Grant date		29/11/2022	29/11/2022
Number of options issued		5,750,000	5,750,000
Expiry date		30/11/2025	30/11/2025
Vesting date		31/03/2023	31/03/2023
Share price at grant date | $ / shares			$ 0.66
Exercise Price | $ / shares			$ 1.20
Expected Volatility		90.00%	90.00%
Risk-Free Interest Rate		3.24%	3.24%
Trinomial step | Integer		200	200
Early exercise factor		2.50	2.50
Fair value at grant date		0.299	0.299
Share-based payment expense | $			$ 549,174
Vesting terms		Continuous employment and, A$1bn project valuation	Continuous employment and, A$1bn project valuation
Consultant options [member]
IfrsStatementLineItems [Line Items]
Recognized in		Profit & Loss	Profit & Loss
Grant date		29/11/2022	29/11/2022
Number of options issued		2,500,000	2,500,000
Expiry date		30/11/2025	30/11/2025
Vesting date		31/03/2023	31/03/2023
Share price at grant date | $ / shares			$ 0.66
Exercise Price | $ / shares			$ 1.20
Expected Volatility		90.00%	90.00%
Risk-Free Interest Rate		3.24%	3.24%
Trinomial step | Integer		200	200
Early exercise factor		2.50	2.50
Fair value at grant date		0.299	0.299
Share-based payment expense | $			$ 249,624
Vesting terms		Continuous employment and, A$1bn project valuation	Continuous employment and, A$1bn project valuation
Broker options [Member]
IfrsStatementLineItems [Line Items]
Recognized in		Equity	Equity
Grant date		24/07/2024	24/07/2024
Number of options issued		1,425,000	1,425,000
Expiry date		25/07/2028	25/07/2028
Vesting date		24/07/2024	24/07/2024
Share price at grant date | $ / shares			$ 6.92
Exercise Price | $ / shares			$ 10.37
Expected Volatility		85.00%	85.00%
Risk-Free Interest Rate		4.12%	4.12%
Trinomial step | Integer		200	200
Early exercise factor		2	2
Fair value at grant date		2.85	2.85
Share-based payment expense		$ 74,386	$ 112,792
Broker options one [member]
IfrsStatementLineItems [Line Items]
Recognized in		Equity	Equity
Grant date		24/09/2024	24/09/2024
Number of options issued		1,419,000	1,419,000
Expiry date		25/03/2029	25/03/2029
Vesting date		24/09/2024	24/09/2024
Share price at grant date | $ / shares			$ 5.00
Exercise Price | $ / shares			$ 9.80
Expected Volatility		85.00%	85.00%
Risk-Free Interest Rate		3.49%	3.49%
Trinomial step | Integer		200	200
Early exercise factor		2.5	2.5
Fair value at grant date		1.97	1.97
Share-based payment expense		$ 23,650	$ 68,098
Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Vesting | $	$ 1,000,000,000

[1]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.